VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—39.6%
Banks—2.8%
Barclays Bank plc 0.000%, 2/18/25	$ 8,780	$ 9,703
Morgan Stanley Finance LLC 1.500%, 1/28/27(1)	9,650	10,488
		20,191

Biotechnology—0.4%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27(2)	3,000	2,753
Commercial Services—3.9%
Block, Inc. 0.125%, 3/1/25(2)	9,000	8,903
Global Payments, Inc. 144A 1.500%, 3/1/31(3)(4)	10,200	10,139
Shift4 Payments, Inc. 0.500%, 8/1/27(2)	10,575	9,381
		28,423

Computers—3.4%
Western Digital Corp. 144A 3.000%, 11/15/28(2)(3)	10,000	15,105
Zscaler, Inc. 0.125%, 7/1/25(2)	7,550	9,558
		24,663

Electric Utilities—1.4%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(2)(3)	9,230	10,061
Energy-Alternate Sources—1.0%
Stem, Inc. 144A 0.500%, 12/1/28(3)	9,000	4,109
Sunnova Energy International, Inc. 2.625%, 2/15/28	9,000	2,903
		7,012

Entertainment—1.2%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)	8,320	8,513
Financial Services—2.2%
Goldman Sachs Finance Corp. 4.000%, 9/28/26(1)	6,580	7,748
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27(2)	7,850	8,066
		15,814

Healthcare-Products—2.2%
Exact Sciences Corp. 0.375%, 3/15/27(2)	8,265	7,474
Repligen Corp. 144A 1.000%, 12/15/28(2)(3)	7,830	8,190
		15,664

	Par Value	Value

Internet—3.0%
Uber Technologies, Inc. 0.000%, 12/15/25(2)(4)	$ 13,085	$ 13,576
Zillow Group, Inc. 2.750%, 5/15/25(2)	8,000	8,088
		21,664

Leisure Time—1.3%
NCL Corp., Ltd. 2.500%, 2/15/27(2)	9,950	9,333
Media—1.0%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(2)	7,000	7,263
Pharmaceuticals—1.7%
Dexcom, Inc. 144A 0.375%, 5/15/28(2)(3)	11,800	11,965
Semiconductors—6.4%
Impinj, Inc. 1.125%, 5/15/27(2)	5,010	7,864
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	5,000	6,600
Microchip Technology, Inc. 0.125%, 11/15/24(4)	10,457	11,241
ON Semiconductor Corp. 0.500%, 3/1/29(2)	9,670	9,332
Semtech Corp. 1.625%, 11/1/27(2)	9,010	10,826
		45,863

Software—7.7%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	6,000	6,768
Bentley Systems, Inc. 0.125%, 1/15/26(2)	10,900	11,020
Cloudflare, Inc. 0.000%, 8/15/26(2)(5)	10,860	9,877
Datadog, Inc. 0.125%, 6/15/25(2)	7,135	10,171
Nutanix, Inc. 0.250%, 10/1/27(2)	6,770	8,171
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	9,000	9,432
		55,439

Total Convertible Bonds and Notes (Identified Cost $291,746)		284,621

Corporate Bonds and Notes—18.4%
Computers—2.7%
NCR Voyix Corp. 144A 5.125%, 4/15/29(2)(3)	10,650	9,787
Seagate HDD Cayman 144A 8.500%, 7/15/31(2)(3)(4)	9,175	9,796
		19,583

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—1.4%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(2)(3)	$ 10,005	$ 10,062
Electronic Equipment, Instruments & Components—1.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(2)(3)	9,885	10,041
Entertainment—1.3%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(2)(3)	8,980	9,101
Healthcare-Services—1.3%
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	9,845	9,721
Internet—1.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(2)(3)(4)	9,250	9,345
Lodging—1.4%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)(3)	10,815	9,837
Machinery-Diversified—1.3%
Chart Industries, Inc. 144A 9.500%, 1/1/31(2)(3)	8,700	9,340
Semiconductors—2.8%
Entegris, Inc. 144A 5.950%, 6/15/30(2)(3)	9,850	9,592
Micron Technology, Inc. 6.750%, 11/1/29(2)	9,850	10,351
		19,943

Software—2.2%
Alteryx, Inc. 144A 8.750%, 3/15/28(3)	9,625	9,778
UKG, Inc. 144A 6.875%, 2/1/31(3)	6,010	6,022
		15,800

Transportation—1.3%
XPO, Inc. 144A 7.125%, 6/1/31(2)(3)(4)	9,550	9,599
Total Corporate Bonds and Notes (Identified Cost $132,120)		132,372

	Shares
Common Stocks—57.8%
Banks—2.9%
Citigroup, Inc.(2)	139,800	8,574
JPMorgan Chase & Co.	63,220	12,122
		20,696

Biotechnology—0.7%
Natera, Inc.(6)	53,410	4,961
	Shares	Value

Broadline Retail—1.2%
Amazon.com, Inc.(2)(6)	50,315	$ 8,805
Capital Markets—2.3%
Charles Schwab Corp. (The)	62,335	4,610
Morgan Stanley	94,085	8,547
S&P Global, Inc.	8,190	3,405
		16,562

Communications Equipment—2.3%
Arista Networks, Inc.(6)	35,855	9,199
Motorola Solutions, Inc.	20,600	6,987
		16,186

Electrical Equipment—0.6%
Rockwell Automation, Inc.	15,815	4,285
Electronic Equipment, Instruments & Components—3.2%
Amphenol Corp. Class A	63,525	7,672
Flex Ltd.(4)(6)	389,785	11,167
Jabil, Inc.(2)	34,775	4,081
		22,920

Energy Equipment & Services—0.6%
Schlumberger N.V.(2)	87,770	4,167
Entertainment—0.3%
Netflix, Inc.(6)	4,435	2,442
Financial Services—0.6%
Mastercard, Inc. Class A	9,515	4,293
Healthcare Equipment & Supplies—1.8%
Boston Scientific Corp.(6)	71,265	5,122
Insulet Corp.(6)	31,900	5,485
Intuitive Surgical, Inc.(6)	6,995	2,592
		13,199

Healthcare Providers & Services—3.9%
Cigna Group (The)(2)	38,130	13,614
McKesson Corp.(2)	18,290	9,826
UnitedHealth Group, Inc.	9,800	4,740
		28,180

Hotels, Restaurants & Leisure—4.0%
Chipotle Mexican Grill, Inc. Class A(6)	1,480	4,676
Hilton Worldwide Holdings, Inc.	69,670	13,745
Marriott International, Inc. Class A	17,985	4,247
Trip.com Group Ltd. ADR(6)	117,890	5,689
		28,357

Insurance—1.4%
Progressive Corp. (The)(2)	47,180	9,825
Interactive Media & Services—4.2%
Alphabet, Inc. Class A(6)	81,610	13,285

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value

Interactive Media & Services—continued
Meta Platforms, Inc. Class A	39,125	$ 16,830
		30,115

IT Services—0.3%
Twilio, Inc. Class A(6)	36,970	2,214
Life Sciences Tools & Services—1.3%
ICON plc ADR(4)(6)	16,435	4,896
IQVIA Holdings, Inc.(2)(6)	19,832	4,596
		9,492

Machinery—0.1%
Deere & Co.	2,371	928
Metals & Mining—0.9%
Freeport-McMoRan, Inc.	134,985	6,741
Pharmaceuticals—4.7%
AstraZeneca plc Sponsored ADR(2)(4)	134,945	10,240
Eli Lilly & Co.	20,925	16,344
Merck & Co., Inc.	53,105	6,862
		33,446

Semiconductors & Semiconductor Equipment—10.3%
Analog Devices, Inc.	11,180	2,243
Applied Materials, Inc.	27,635	5,490
Broadcom, Inc.	12,370	16,084
Marvell Technology, Inc.	62,152	4,096
Monolithic Power Systems, Inc.	9,355	6,262
NVIDIA Corp.(2)	24,405	21,087
NXP Semiconductors N.V.	47,060	12,056
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	47,590	6,536
		73,854

Software—9.9%
Cadence Design Systems, Inc.(6)	42,485	11,710
Elastic N.V.(6)	47,350	4,840
Intuit, Inc.	6,555	4,101
Microsoft Corp.(2)	48,940	19,054
Oracle Corp.(2)	102,415	11,650
Salesforce, Inc.	39,085	10,511
ServiceNow, Inc.(6)	13,530	9,381
		71,247

Specialized REITs—0.3%
Digital Realty Trust, Inc.	15,880	2,204
Total Common Stocks (Identified Cost $325,764)		415,119

Total Long-Term Investments—115.8% (Identified Cost $749,630)		832,112

	Shares	Value

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.188%)(7)(8)	1,181,798	$ 1,182
Total Securities Lending Collateral (Identified Cost $1,182)		1,182

TOTAL INVESTMENTS—116.0% (Identified Cost $750,812)		$833,294
Other assets and liabilities, net—(16.0)%		(114,992)
NET ASSETS—100.0%		$718,302

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $169,604.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $171,869 or 23.9% of net assets.
(4)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(5)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
United Kingdom	2
Netherlands	2
Singapore	1
Cayman Islands	1
Bermuda	1
Taiwan	1
Other	3
Total	100%
† % of total investments as of April 30, 2024.

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$284,621	$—	$266,385	$18,236
Corporate Bonds and Notes	132,372	—	132,372	—
Equity Securities:
Common Stocks	415,119	415,119	—	—
Securities Lending Collateral	1,182	1,182	—	—
Total Investments	$833,294	$416,301	$398,757	$18,236
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds And Notes	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2024:	$ 26,504	$ 19,726	$ 6,778
Net realized gain (loss)	(835)	117	(952)
Net change in unrealized appreciation (depreciation)(a)	(500)	(1,219)	719
Purchases	3,302	3,302	—
Sales(b)	(10,235)	(3,690)	(6,545)
Balance as of April 30, 2024	$ 18,236	$ 18,236	$ —
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024, was $(1,219).
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.